Share capital and reserves - Pre-Funded Warrants (Details) - Pre-Funded Warrants - $ / shares			12 Months Ended
	Oct. 18, 2024	Oct. 07, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share capital and reserves
Number of warrants balance at beginning				328,777
Number of warrants granted	490,810		400,000
Number of warrant exercised			(257,810)	(328,777)	(71,223)
Number of warrants balance at ending			233,000		328,777
Exercise price granted	$ 0.00001	$ 0.0009
Exercise price balance at ending			$ 0.00001		$ 0.0009
Exercise price share exercised			$ 0.00001	$ 0.0009	$ 0.0009